Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,288	$ 12,988	$ 12,995
Accumulated depreciation	(12,506)	(12,102)	(10,569)
Total property, plant and equipment from continuing operations, net	782	886	2,426
Depreciation charge for the year	404	1,532	2,243
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,410	10,180	10,203
Accumulated depreciation	(9,985)	(9,928)	(8,733)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,320	2,320	2,320
Accumulated depreciation	(2,028)	(1,706)	(1,382)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	558	488	472
Accumulated depreciation	$ (493)	$ (468)	$ (454)